Derivative Instruments- Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Assets, Trading (Note 2)	$ 22,738	$ 19,318
Assets, ALM (Note 2)	1,157	2,113
Assets	23,895	21,431
Liabilities, Trading (Note 2)	23,799	19,204
Liabilities, ALM (Note 2)	1,314	1,769
Liabilities	$ 25,113	$ 20,973